ProFunds
7272 Wisconsin Avenue, 21st Floor
Bethesda, Maryland 20814
April 28, 2026
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProFunds (File Nos. 333-28339 and 811-08239) Rule 497(j) Filing
Dear Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus(es) and Statement(s) of Additional Information for the ProFunds (the “Trust”) do not differ from those contained in Post-Effective Amendment No. 156 to the Registration Statement of the Trust, which was filed electronically with the U.S. Securities and Exchange Commission on April 28, 2026 (Accession No. 0001039803-26-000006).
Questions related to this filing may be directed to my attention at (240) 497-6400.
Sincerely,
/s/ Kristen Freeman
Kristen Freeman
Senior Director, Counsel - ProFund Advisors LLC
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